CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Cost of sales and occupancy expense	611	594	1,730	1,683	2,526	2,467	2,423
Gross profit	403	402	1,154	1,123	1,684	1,564	1,465
Selling, general, and administrative expense	278	279	790	774	1,098	1,059	1,052
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	3	2	5	4	4	3	2
Operating income	119	118	349	335	569	488	397
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		4	(1)	4	9	10	(17)
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Other comprehensive income, net of tax:
Foreign currency translation adjustment		(1)			(1)	1	5
Total comprehensive income	$ 36	$ 31	$ 102	$ 79	$ 175	$ 104	$ 104